Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Business Segments and Expense Disclosure

Business Segments and Expense Disclosure

The Company follows Financial Accounting Standards Board (FASB) ASC 280, Segment Reporting, which requires public entities to report financial and descriptive information about their reportable operating segments.

FASB ASC 280-10-50-1 states that an operating segment is a component of a public entity that:

●	Engages in business activities from which it may earn revenues and incur expenses;

●	Has operating results that are regularly reviewed by the Chief Operating Decision Maker (CODM), who is the Company’s Chief Executive Officer, to make decisions about resource allocation and performance assessment; and

●	Has discrete financial information available.

Under ASC 280-10-50-10, a public entity is required to report separately only those operating segments that meet certain quantitative thresholds. However, as specified in FASB ASC 280-10-50-11, if a company’s business activities are managed as a single operating segment and reviewed on a basis, the company may report as a single segment. The Company has determined that it operates as one reportable segment, as its CODM reviews the business as a whole rather than by distinct business components. Significant expenses within loss from operations, as well as within net loss, include cost of sales and general and administrative expenses, which are each presented separately on the accompanying Statements of Operations. Other segment items within net loss include interest expense, net, and amortization of debt discount.

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07"), which requires all public entities, including public entities with a single reportable segment, to provide in interim and annual periods one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires disclosures of significant segment expenses and other segment items as well as incremental qualitative disclosures. The Company adopted ASU 2023-07 effective December 31, 2024, on a retrospective basis. The adoption of 2023-07 did not change the way that the Company identifies its reportable segments and, as a result, did not have a material impact on the Company’s segment-related disclosures.

Business Segments and Expense Disclosure

The Company follows Financial Accounting Standards Board (FASB) ASC 280, Segment Reporting, which requires public entities to report financial and descriptive information about their reportable operating segments.

FASB ASC 280-10-50-1 states that an operating segment is a component of a public entity that:

●	Engages in business activities from which it may earn revenues and incur expenses;

●	Has operating results that are regularly reviewed by the Chief Operating Decision Maker (CODM), who is the Company’s Chief Executive Officer, to make decisions about resource allocation and performance assessment; and

●	Has discrete financial information available.

Under ASC 280-10-50-10, a public entity is required to report separately only those operating segments that meet certain quantitative thresholds. However, as specified in FASB ASC 280-10-50-11, if a company’s business activities are managed as a single operating segment and reviewed on a basis, the company may report as a single segment. The Company has determined that it operates as one reportable segment, as its CODM reviews the business as a whole rather than by distinct business components. Significant expenses within loss from operations, as well as within net loss, include cost of sales and general and administrative expenses, which are each presented separately on the accompanying Statements of Operations. Other segment items within net loss include interest expense, net, and amortization of debt discount.

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires all public entities, including public entities with a single reportable segment, to provide in interim and annual periods one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires disclosures of significant segment expenses and other segment items as well as incremental qualitative disclosures. The Company adopted ASU 2023-07 effective December 31, 2024, on a retrospective basis. The adoption of 2023-07 did not change the way that the Company identifies its reportable segments and, as a result, did not have a material impact on the Company’s segment-related disclosures.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the recognition of revenues and expenses during the reporting period. Actual results may differ from these estimates, and such differences could be material.

In accordance with FASB ASC 250-10-50-4, changes in estimates are recorded in the period in which they become known and are accounted for prospectively. The Company bases its estimates on historical experience, industry trends, and other relevant factors, incorporating both quantitative and qualitative assessments that it believes are reasonable under the circumstances.

Significant estimates during the nine months ended September 30, 2025 and 2024 include:

●	Allowance for doubtful accounts and other receivables

●	Inventory reserves and classifications

●	Valuation of equity based instruments

●	Estimated useful lives of property and equipment

●	Implicit interest rate in right-of-use operating leases

●	Uncertain tax positions

●	Valuation allowance on deferred tax assets

Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the recognition of revenues and expenses during the reporting period. Actual results may differ from these estimates, and such differences could be material.

In accordance with FASB ASC 250-10-50-4, changes in estimates are recorded in the period in which they become known and are accounted for prospectively. The Company bases its estimates on historical experience, industry trends, and other relevant factors, incorporating both quantitative and qualitative assessments that it believes are reasonable under the circumstances.

Significant estimates for the years ended December 31, 2024 and 2023 include:

●	Allowance for expected credit losses and other receivables

●	Inventory reserves and classifications

●	Valuation of equity based instruments

●	Estimated useful lives of property and equipment

●	Implicit interest rate in right-of-use operating leases

●	Uncertain tax positions

●	Valuation allowance on deferred tax assets

Risks and Uncertainties

Risks and Uncertainties

The Company operates in a highly competitive industry that is subject to intense market dynamics, shifting consumer demand, and economic fluctuations. The Company’s operations are exposed to significant financial, operational, and strategic risks, including potential business disruptions, supply chain constraints, and liquidity challenges.

In accordance with FASB ASC 275, “Risks and Uncertainties,” the Company evaluates and discloses risks that could materially affect its financial condition, results of operations, and business outlook. Key factors contributing to variability in sales and earnings include:

1.	Industry Cyclicality – The Company’s financial performance is affected by industry trends, seasonality, and shifts in market demand.

2.	Macroeconomic Conditions – Economic downturns, inflationary pressures, interest rate changes, global tariff policy, and geopolitical risks may impact consumer purchasing behavior and the Company’s revenue streams.

3.	Pricing Volatility – The cost and availability of raw materials, supply chain disruptions, and competitive pricing pressures can lead to fluctuations in gross margins and profitability.

Given these uncertainties, the Company faces challenges in accurately forecasting financial performance and may experience material risks affecting liquidity, business continuity, and long-term strategic growth. The Company continuously assesses these risks and implements measures to mitigate their potential impact.

Risks and Uncertainties

The Company operates in a highly competitive industry that is subject to intense market dynamics, shifting consumer demand, and economic fluctuations. The Company’s operations are exposed to significant financial, operational, and strategic risks, including potential business disruptions, supply chain constraints, and liquidity challenges.

In accordance with FASB ASC 275, “Risks and Uncertainties,” the Company evaluates and discloses risks that could materially affect its financial condition, results of operations, and business outlook. Key factors contributing to variability in sales and earnings include:

1.	Industry Cyclicality – The Company’s financial performance is affected by industry trends, seasonality, and shifts in market demand.

2.	Macroeconomic Conditions – Economic downturns, inflationary pressures, interest rate changes, global tariff policy, and geopolitical risks may impact consumer purchasing behavior and the Company’s revenue streams.

3.	Pricing Volatility – The cost and availability of raw materials, supply chain disruptions, and competitive pricing pressures can lead to fluctuations in gross margins and profitability.

Given these uncertainties, the Company faces challenges in accurately forecasting financial performance and may experience material risks affecting liquidity, business continuity, and long-term strategic growth. The Company continuously assesses these risks and implements measures to mitigate their potential impact.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for financial instruments in accordance with Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements, which establishes a framework for measuring fair value and requires related disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the Company’s principal market or, if none exists, the most advantageous market for the asset or liability.

Fair Value Hierarchy

FASB ASC 820 requires the use of observable inputs whenever available and establishes a three-tier hierarchy for measuring fair value:

●	Level 1 – Quoted market prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 – Observable inputs other than quoted prices in active markets, such as quoted prices for similar assets and liabilities or inputs that are directly or indirectly observable.

●	Level 3 – Unobservable inputs that require significant judgment, including management assumptions and estimates based on available market data.

The classification of an asset or liability within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. Level 3 valuations generally require more judgment and complexity, often involving a combination of cost, market, or income approaches, as well as assumptions about market conditions, pricing, and other factors.

Fair Value Determination

The Company assesses the fair value of its financial instruments and, where appropriate, may engage external valuation specialists to assist in determining fair value. While management believes that recorded fair values are reasonable, they may not necessarily reflect net realizable values or future fair values.

Financial Instruments Carried at Historical Cost

The Company’s financial instruments—including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses (including related party balances)—are recorded at historical cost. As of September 30, 2025 and December 31, 2024, respectively, the carrying amounts of these instruments approximated their fair values due to their short-term maturities.

Fair Value of Financial Instruments

The Company accounts for financial instruments in accordance with FASB ASC 820, Fair Value Measurements, which establishes a framework for measuring fair value and requires related disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the Company’s principal market or, if none exists, the most advantageous market for the asset or liability.

Fair Value Hierarchy

FASB ASC 820 requires the use of observable inputs whenever available and establishes a three-tier hierarchy for measuring fair value:

●	Level 1 – Quoted market prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 – Observable inputs other than quoted prices in active markets, such as quoted prices for similar assets and liabilities or inputs that are directly or indirectly observable.

●	Level 3 – Unobservable inputs that require significant judgment, including management assumptions and estimates based on available market data.

The classification of an asset or liability within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. Level 3 valuations generally require more judgment and complexity, often involving a combination of cost, market, or income approaches, as well as assumptions about market conditions, pricing, and other factors.

Fair Value Determination

The Company assesses the fair value of its financial instruments and, where appropriate, may engage external valuation specialists to assist in determining fair value. While management believes that recorded fair values are reasonable, they may not necessarily reflect net realizable values or future fair values.

Financial Instruments Carried at Historical Cost

The Company’s financial instruments—including cash, accounts receivable, accounts payable, accrued expenses (including related party balances) and short-term debt—are recorded at historical cost. As of December 31, 2024 and 2023, respectively, the carrying amounts of these instruments approximated their fair values due to their short-term maturities.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

For purposes of the statements of cash flows, the Company considers all highly liquid investments with original maturities of three months or less from the date of purchase, including money market accounts and short-term certificates of deposit, to be cash equivalents.

At September 30, 2025, the Company’s cash equivalents consisted of a money market account and a three-month certificate of deposit. The certificate of deposit had an original maturity of three months or less and is therefore classified as a cash equivalent.

At December 31, 2024, the Company did not hold any cash equivalents.

The Company is exposed to credit risk on its cash and cash equivalents in the event of default by the financial institutions to the extent account balances exceed the amount insured by the FDIC, which is $250,000.

At September 30, 2025 and December 31, 2024, the Company had cash in excess of the insured FDIC limit of $636,011 and $0, respectively. From time to time the Company has amounts that exceed the FDIC insured amount but does not expect any non-performance.

Cash and Cash Equivalents and Concentration of Credit Risk

For purposes of the statements of cash flows, the Company considers all highly liquid instruments with a maturity of three months or less at the purchase date and money market accounts to be cash equivalents.

At December 31, 2024 and 2023, respectively, the Company did not have any cash equivalents.

The Company is exposed to credit risk on its cash and cash equivalents in the event of default by the financial institutions to the extent account balances exceed the amount insured by the FDIC, which is $250,000.

At December 31, 2024 and 2023, the Company did not have cash in excess of the insured FDIC limit.

Accounts Receivable

Accounts Receivable

The Company accounts for accounts receivable in accordance with FASB ASC 310, Receivables. Receivables are recorded at their net realizable value, which represents the amount management expects to collect from outstanding customer balances.

The Company extends credit to customers based on an evaluation of their financial condition and other factors. The Company does not require collateral, and interest is not accrued on overdue accounts receivable.

Allowance for Expected Credit Losses

Management periodically assesses the collectability of accounts receivable and establishes an allowance for expected credit losses as needed. The allowance is determined based on:

●	A review of outstanding accounts,

●	Historical collection experience, and

●	Current economic conditions.

Accounts deemed uncollectible are written off against the allowance when determined to be uncollectible .

Allowance for expected credit losses was $0 at September 30, 2025 and December 31, 2024.

Accounts Receivable

The Company accounts for accounts receivable in accordance with FASB ASC 310, Receivables. Receivables are recorded at their net realizable value, which represents the amount management expects to collect from outstanding customer balances.

The Company extends credit to customers based on an evaluation of their financial condition and other factors. The Company does not require collateral, and interest is not accrued on overdue accounts receivable.

Allowance for Expected Credit Losses

Management periodically assesses the collectability of accounts receivable and establishes an allowance for expected credit losses as needed. The allowance is determined based on:

●	A review of outstanding accounts,

●	Historical collection experience, and

●	Current economic conditions.

Accounts deemed uncollectible are written off against the allowance when determined to be uncollectible .

Allowance for expected credit losses was $0 at December 31, 2024 and 2023.

Inventory

Inventory

The Company accounts for inventory in accordance with FASB ASC 330, Inventory. Inventory consists solely of one scanning machine, and is stated at the lower of cost or net realizable value (“LCNRV”) using the first-in, first-out (FIFO) method.

Inventory Valuation and Reserve Assessment

Management assesses the recoverability of inventory each reporting period and establishes reserves for potential inventory write-downs when necessary. The Company evaluates factors such as:

●	Market conditions;

●	Net realizable value based on estimated selling price; and

●	Inventory turnover trends.

For the three and nine months ended September 30, 2025 and 2024, respectively, the Company did not record any provisions for inventory obsolescence or impairment.

At September 30, 2025 and December 31, 2024, the Company had inventory of $1,256,862, respectively.

Inventory

The Company accounts for inventory in accordance with FASB ASC 330, Inventory. Inventory consists solely of one scanning machine, and is stated at the lower of cost or net realizable value (“LCNRV”) using the first-in, first-out (FIFO) method.

Inventory Valuation and Reserve Assessment

Management assesses the recoverability of inventory each reporting period and establishes reserves for potential inventory write-downs when necessary. The Company evaluates factors such as:

●	Market conditions,

●	Net realizable value based on estimated selling price, and

●	Inventory turnover trends .

For the years ended December 31, 2024 and 2023, the Company did not record any provisions for inventory obsolescence or impairment.

At December 31, 2024 and 2023, the Company had inventory of $1,256,862, of which $256,862 related to capitalized shipping costs. See below regarding payment ($1,000,000 deposit) made prior to the year ended December 31, 2023.

Deposits

Deposits

The Company has deposits on hand with a third-party manufacturer related to the purchase of equipment. As of September 30, 2025 and December 31, 2024, deposits were as follows:

Balance - December 31, 2023	$275,000
Advances	100,000
Balance - December 31, 2024	375,000
No activity	—
Balance - September 30, 2025	$375,000

In 2022, the Company made an initial deposit of $1,000,000, which was subsequently used to purchase inventory during the same year. As part of this transaction, the Company was required to pay a Non-Recurring Engineering (NRE) Fee of $700,000 to the manufacturer for research, development, and technology transfer services. Of this amount, $210,000 was paid in 2022.

The Company has not yet received FDA clearance for its PET-CT system, however, the balance of $490,000 was paid in 2025.

If the equipment fails validation or FDA approval, the Company has the contractual right to return the equipment and receive a refund of the $1,000,000 deposit, less any applicable shipping and handling costs.

Additionally, the manufacturer has agreed to provide a one-year warranty on the equipment and related software, commencing upon the closing of the equipment purchase.

Deposits

The Company has deposits on hand with a third-party manufacturer related to the purchase of inventory. As of December 31, 2024, and 2023, deposits were as follows:

Balance - December 31, 2022	$275,000
No activity in 2023	—
Balance - December 31, 2023	275,000
Advances	100,000
Balance - December 31, 2024	$375,000

In 2022, the Company made an initial deposit of $1,000,000, which was subsequently used to purchase inventory during the same year. As part of this transaction, the Company was required to pay a Non-Recurring Engineering (NRE) Fee of $700,000 to the manufacturer for research, development, and technology transfer services. Of this amount, $210,000 was paid in 2022.

The Company has not yet received FDA clearance for its PET-CT system, however, the balance of $490,000 was paid in 2025.

If the equipment fails validation or FDA approval, the Company has the contractual right to return the equipment and receive a refund of the $1,000,000 deposit, less any applicable shipping and handling costs.

Additionally, the manufacturer has agreed to provide a one-year warranty on the equipment and related software, commencing upon the closing of the equipment purchase.

Concentrations

Concentrations

The Company evaluates and discloses significant concentrations of risk in accordance with FASB ASC 275-10, Risks and Uncertainties. These risks may arise from customer concentrations, vendor reliance, geographic dependence, or other economic factors that could materially impact the Company’s financial position, results of operations, and cash flows.

A concentration exists when a single customer, supplier, or market accounts for a significant portion (typically greater than 10%) of the Company’s total revenues, accounts receivable, or vendor purchases

For the three and nine months ended September 30, 2025 and 2024, respectively, the Company has no such concentrations.

Concentrations

The Company evaluates and discloses significant concentrations of risk in accordance with FASB ASC 275-10, Risks and Uncertainties. These risks may arise from customer concentrations, vendor reliance, geographic dependence, or other economic factors that could materially impact the Company’s financial position, results of operations, and cash flows.

A concentration exists when a single customer, supplier, or market accounts for a significant portion (typically greater than 10%) of the Company’s total revenues, accounts receivable, or vendor purchases.

At December 31, 2024 and 2023, the Company has no such concentrations.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation, in accordance with FASB ASC 360, “Property, Plant, and Equipment.” Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Repairs and maintenance expenditures that do not materially extend the useful life of an asset are expensed as incurred. Significant improvements or upgrades that increase the asset’s productivity, efficiency, or useful life are capitalized.

Upon disposal or sale of property and equipment, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the statement of operations, in accordance with FASB ASC 360-10-40-5.

The Company evaluates the carrying value of property and equipment whenever events or changes in circumstances indicate that the asset may be impaired. If impairment indicators exist, the Company assesses recoverability based on the undiscounted future cash flows expected from the use and disposition of the asset. If the carrying amount exceeds the estimated recoverable amount, an impairment loss is recognized in accordance with FASB ASC 360-10-35-17.

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation, in accordance with FASB ASC 360, Property, Plant, and Equipment. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Repairs and maintenance expenditures that do not materially extend the useful life of an asset are expensed as incurred. Significant improvements or upgrades that increase the asset’s productivity, efficiency, or useful life are capitalized.

Upon disposal or sale of property and equipment, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the statement of operations, in accordance with FASB ASC 360-10-40-5.

The Company evaluates the carrying value of property and equipment whenever events or changes in circumstances indicate that the asset may be impaired. If impairment indicators exist, the Company assesses recoverability based on the undiscounted future cash flows expected from the use and disposition of the asset. If the carrying amount exceeds the estimated recoverable amount, an impairment loss is recognized in accordance with FASB ASC 360-10-35-17.

Financial Instruments with Characteristics of Both Liabilities and Equity

Financial Instruments with Characteristics of Both Liabilities and Equity

The Company evaluates equity or liability classification for freestanding financial instruments, including convertible preferred stock, warrants, and options, pursuant to the guidance under FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480"). The Company classifies as liabilities all freestanding financial instruments that are (i) mandatorily redeemable, (ii) represent an obligation to repurchase the Company’s equity shares by transferring assets, or (iii) represent an unconditional obligation (or conditional obligation if the financial instrument is not an outstanding share) to issue a variable number of shares predominantly based on a fixed monetary amount, variations in something other than the fair value of the Company’s equity shares, or variations inversely related to changes in fair value of the Company’s equity shares.

If a freestanding financial instrument does not represent an outstanding equity share and does not meet liability classification under ASC 480, the Company then assesses whether the freestanding financial instrument is indexed to its own stock and meets equity classification pursuant to FASB ASC 815-40, Derivatives and Hedging (“ASC 815"). The Company further assesses whether the freestanding financial instruments should be classified as temporary equity. Freestanding financial instruments that are redeemable for cash or other assets at a fixed or determinable date, at the option of the holder, or upon the occurrence of an event are classified in temporary equity in accordance with FASB ASC 480. Otherwise, the freestanding financial instruments are classified in permanent equity.

Conversion and Extinguishment of Derivative Liabilities

When a debt instrument with an embedded conversion option (e.g., convertible debt or warrants) is converted into shares of common stock or repaid, the Company:

●	Records the newly issued shares at fair value;

●	Derecognizes all related debt, derivative liabilities, and unamortized debt discounts; and

●	Recognizes a gain or loss on debt extinguishment, if applicable.

For equity-based derivative liabilities (e.g., warrants) that are extinguished, any remaining liability balance is reclassified to additional paid-in capital.

Financial Instruments with Characteristics of Both Liabilities and Equity

The Company evaluates equity or liability classification for freestanding financial instruments, including convertible preferred stock, warrants, and options, pursuant to the guidance under FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”). The Company classifies as liabilities all freestanding financial instruments that are (i) mandatorily redeemable, (ii) represent an obligation to repurchase the Company’s equity shares by transferring assets, or (iii) represent an unconditional obligation (or conditional obligation if the financial instrument is not an outstanding share) to issue a variable number of shares predominantly based on a fixed monetary amount, variations in something other than the fair value of the Company’s equity shares, or variations inversely related to changes in fair value of the Company’s equity shares.

If a freestanding financial instrument does not represent an outstanding equity share and does not meet liability classification under ASC 480, the Company then assesses whether the freestanding financial instrument is indexed to its own stock and meets equity classification pursuant to FASB ASC 815-40, Derivatives and Hedging (“ASC 815”). The Company further assesses whether the freestanding financial instruments should be classified as temporary equity. Freestanding financial instruments that are redeemable for cash or other assets at a fixed or determinable date, at the option of the holder, or upon the occurrence of an event are classified in temporary equity in accordance with FASB ASC 480. Otherwise, the freestanding financial instruments are classified in permanent equity.

Conversion and Extinguishment of Derivative Liabilities

When a debt instrument with an embedded conversion option (e.g., convertible debt or warrants) is converted into shares of common stock or repaid, the Company:

●	Records the newly issued shares at fair value;

●	Derecognizes all related debt, derivative liabilities, and unamortized debt discounts; and

●	Recognizes a gain or loss on debt extinguishment, if applicable.

For equity-based derivative liabilities (e.g., warrants) that are extinguished, any remaining liability balance is reclassified to additional paid-in capital.

Original Issue Discounts and Other Debt Discounts

Original Issue Discounts and Other Debt Discounts

The Company accounts for original issue discounts (OID) and other debt discounts in accordance with FASB ASC 835-30, Interest—Imputation of Interest. These discounts are recorded as a reduction of the carrying amount of the related debt and are amortized to interest expense over the term of the debt using the effective interest method, unless the straight-line method is materially similar.

Original Issue Discounts (OID)

For certain notes issued, the Company may provide the debt holder with an original issue discount (OID), which is recorded as a debt discount, reducing the face value of the note. The discount is amortized to interest expense over the term of the debt in the Statements of Operations.

Stock and Other Equity Issued with Debt

The Company may issue common stock or other equity instruments in connection with debt issuance. When stock is issued, it is recorded at fair value and treated as a debt discount, reducing the carrying amount of the note. These discounts are amortized to interest expense over the life of the debt.

The combined debt discounts, including OID and stock-related discounts, cannot exceed the face amount of the debt.

Debt Issuance Costs

Debt issuance costs, including fees paid to lenders or third parties, are capitalized as a debt discount and amortized to interest expense over the life of the debt in accordance with FASB ASC 835-30-45-3. These costs are presented as a direct deduction from the carrying amount of the debt liability rather than as a separate asset.

Original Issue Discounts and Other Debt Discounts

The Company accounts for original issue discounts (OID) and other debt discounts in accordance with FASB ASC 835-30, Interest—Imputation of Interest. These discounts are recorded as a reduction of the carrying amount of the related debt and are amortized to interest expense over the term of the debt using the effective interest method, unless the straight-line method is materially similar.

Original Issue Discounts (OID)

For certain notes issued, the Company may provide the debt holder with an original issue discount (OID), which is recorded as a debt discount, reducing the face value of the note. The discount is amortized to interest expense over the term of the debt in the Statements of Operations.

Stock and Other Equity Issued with Debt

The Company may issue common stock or other equity instruments in connection with debt issuance. When stock is issued, it is recorded at fair value and treated as a debt discount, reducing the carrying amount of the note. These discounts are amortized to interest expense over the life of the debt.

The combined debt discounts, including OID and stock-related discounts, cannot exceed the face amount of the debt.

Debt Issuance Costs

Debt issuance costs, including fees paid to lenders or third parties, are capitalized as a debt discount and amortized to interest expense over the life of the debt in accordance with FASB ASC 835-30-45-3. These costs are presented as a direct deduction from the carrying amount of the debt liability rather than as a separate asset.

Warranty Obligations

Warranty Obligations

The Company provides an assurance-type warranty on its products, covering defects in design, materials, and workmanship for a period of one year from customer acceptance. Under FASB ASC 460-10-25-5 and FASB ASC 450-20, the Company recognizes a liability for estimated warranty costs when the obligation is probable and reasonably estimable, which typically occurs at the time of product delivery.

The warranty provision is based on historical trends related to the nature, frequency, and average cost of claims for each product line. These estimates are continuously reassessed using the best available information, and adjustments are made as necessary.

Historically, the Company has incurred insignificant warranty-related costs, and at September 30, 2025 and December 31, 2024, no warranty liability was recorded, as the estimated obligation was deemed immaterial.

Additionally, certain components used in the Company’s products are covered under supplier-provided limited warranties, which include replacement and service coverage for parts. The Company does not have direct responsibility for these supplier warranties.

As of September 30, 2025 and December 31, 2024, the Company is not aware of any pending or asserted claims related to warranty obligations.

Warranty Obligations

The Company provides an assurance-type warranty on its products, covering defects in design, materials, and workmanship for a period of one year from customer acceptance. Under FASB ASC 460-10-25-5 and FASB ASC 450-20, the Company recognizes a liability for estimated warranty costs when the obligation is probable and reasonably estimable, which typically occurs at the time of product delivery.

The warranty provision is based on historical trends related to the nature, frequency, and average cost of claims for each product line. These estimates are continuously reassessed using the best available information, and adjustments are made as necessary.

Historically, the Company has incurred insignificant warranty-related costs, and at December 31, 2024 and 2023, no warranty liability was recorded, as the estimated obligation was deemed immaterial.

Additionally, certain components used in the Company’s products are covered under supplier-provided limited warranties, which include replacement and service coverage for parts. The Company does not have direct responsibility for these supplier warranties.

As of December 31, 2024 and 2023, the Company is not aware of any pending or asserted claims related to warranty obligations.

Treasury Stock

Treasury Stock

The Company accounts for treasury stock transactions under the cost method in accordance with FASB ASC 505-30, Treasury Stock. Under this method, when the Company repurchases its own shares, the full acquisition cost is recorded as a reduction to stockholders’ equity under the treasury stock account. These shares remain issued but are not considered outstanding and do not participate in dividends or earnings per share calculations.

As of September 30, 2025 and December 31, 2024, respectively, the Company had 750 shares of treasury stock recorded at an aggregate cost of $375.

Treasury Stock

The Company accounts for treasury stock transactions under the cost method in accordance with FASB ASC 505-30, Treasury Stock. Under this method, when the Company repurchases its own shares, the full acquisition cost is recorded as a reduction to stockholders’ equity under the treasury stock account. These shares remain issued but are not considered outstanding and do not participate in dividends or earnings per share calculations.

As of December 31, 2024, and 2023 , the Company had 750 shares of treasury stock recorded at an aggregate cost of $375.

Right of Use Assets and Lease Obligations

Right of Use Assets and Lease Obligations

The Company accounts for right-of-use (ROU) assets and lease liabilities in accordance with FASB ASC 842, Leases. These amounts reflect the present value of the Company’s estimated future minimum lease payments over the lease term, including any reasonably certain renewal options, discounted using a collateralized incremental borrowing rate.

The Company classifies its leases as either operating or finance leases. The Company’s leases primarily consist of operating leases, which are included as Right-of-Use Assets and Operating Lease Liabilities on the balance sheet.

Short-Term Leases

The Company has elected the short-term lease exemption, whereby leases with a term of 12 months or less are not recorded on the balance sheet. Instead, lease payments are expensed on a straight-line basis over the lease term.

Lease Term and Renewal Options

In determining the lease term, the Company evaluates whether renewal options are reasonably certain to be exercised. Factors considered include:

●	The useful life of leasehold improvements relative to the lease term,

●	The economic performance of the business at the leased location,

●	The comparative cost of renewal rates versus market rates, and

●	The presence of any significant economic penalties for non-renewal.

If a renewal option is deemed reasonably certain to be exercised, the ROU asset and lease liability reflect those additional future lease payments. The Company’s operating leases contain renewal options with no residual value guarantees. Currently, management does not expect to exercise any renewal options, which are therefore excluded in the measurement of lease obligations.

Discount Rate and Lease Liability Measurement

Since the implicit rate in the leases is not readily determinable, the Company applies an incremental borrowing rate that represents the rate it would incur to borrow on a collateralized basis over a similar term and currency environment.

Lease Impairment

The Company evaluates ROU assets for impairment indicators whenever events or changes in circumstances suggest the carrying amount may not be recoverable.

See Note 6 for further discussion on lease cancelation during the nine months ended September 30, 2025.

Right of Use Assets and Lease Obligations

The Company accounts for right-of-use (ROU) assets and lease liabilities in accordance with FASB ASC 842, Leases. These amounts reflect the present value of the Company’s estimated future minimum lease payments over the lease term, including any reasonably certain renewal options, discounted using a collateralized incremental borrowing rate.

The Company classifies its leases as either operating or finance leases. The Company’s leases primarily consist of operating leases, which are included as Right-of-Use Assets and Operating Lease Liabilities on the balance sheet.

Short-Term Leases

The Company has elected the short-term lease exemption, whereby leases with a term of 12 months or less are not recorded on the balance sheet. Instead, lease payments are expensed on a straight-line basis over the lease term.

Lease Term and Renewal Options

In determining the lease term, the Company evaluates whether renewal options are reasonably certain to be exercised. Factors considered include:

●	The useful life of leasehold improvements relative to the lease term,

●	The economic performance of the business at the leased location,

●	The comparative cost of renewal rates versus market rates, and

●	The presence of any significant economic penalties for non-renewal.

If a renewal option is deemed reasonably certain to be exercised, the ROU asset and lease liability reflect those additional future lease payments. The Company’s operating leases contain renewal options with no residual value guarantees. Currently, management does not expect to exercise any renewal options, which are therefore excluded in the measurement of lease obligations.

Discount Rate and Lease Liability Measurement

Since the implicit rate in the leases is not readily determinable, the Company applies an incremental borrowing rate that represents the rate it would incur to borrow on a collateralized basis over a similar term and currency environment.

Lease Impairment

The Company evaluates ROU assets for impairment indicators whenever events or changes in circumstances suggest the carrying amount may not be recoverable.

No impairments of ROU assets were recognized for the years ended December 31, 2024, and 2023.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 606, Revenue from Contracts with Customers, as amended by FASB ASU 2014-09. Under ASC 606, revenue is recognized when control of the promised services is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those services.

Nature of Services

The Company generates revenue from clinical, technical, and maintenance service contracts, which provide customers with ongoing product support. These contracts contain a single distinct performance obligation and are generally structured as automatically renewable agreements unless terminated within ninety (60) days after the first year.

The Company follows the five-step revenue recognition model:

1. Identify the Contract with a Customer

A contract exists when the following criteria are met:

●	The contract creates enforceable rights and obligations between the Company and the customer.

●	The contract has commercial substance, meaning it affects the Company’s cash flows.

●	The payment terms are identified, and the consideration is determinable.

●	It is probable that the Company will collect the consideration in exchange for the services transferred.

Contracts for maintenance services meet these criteria. The Company assesses collectability based on historical payment trends and credit risk.

2. Identify the Performance Obligations in the Contract

A performance obligation is a distinct service promised in the contract that is both capable of being distinct and distinct in the context of the contract.

The Company provides customers with ongoing maintenance services, which include:

●	Priority response

●	24/7 clinical and service support

●	Parts, services, preventative maintenance, and software upgrades

●	Uptime guarantees

●	Remote access diagnostic/maintenance capabilities

●	Daily quality assurance inspection

●	Continued physician and technician applications training

These elements are considered a single performance obligation, as they are not separately identifiable within the contract and are integrated into an overall maintenance service. These services are combined into a single obligation and not disaggregated.

3. Determine the Transaction Price

The transaction price is the amount of consideration the Company expects to receive in exchange for fulfilling its maintenance service obligations.

Considerations in determining the transaction price include:

●	Fixed consideration – The contract price is clearly stated.

●	No variable consideration – The Company does not offer refunds, rebates, or pricing incentives.

●	No financing component – Fees for maintenance contracts are typically billed in advance on a monthly basis, with payment due within 30 days. The Company applies the practical expedient to exclude any financing component for contracts with payment terms of one year or less.

4. Allocate the Transaction Price to Performance Obligations

For maintenance contracts, the entire transaction price is allocated to the single performance obligation. Because each contract consists of a singular integrated maintenance service, there is no need for further allocation.

5. Recognize Revenue When (or As) Performance Obligations Are Satisfied

Revenue is recognized over time as the Company satisfies its performance obligations.

●	Maintenance Contracts: The performance obligation is satisfied evenly over the contract period, as services are rendered on a continual basis.

●	The Company recognizes revenue monthly as services are provided, and there are no remaining performance obligations at the end of each month.

Revenue is not recognized based on invoicing dates but rather based on the satisfaction of performance obligations.

Remaining Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct service to the customer and represents the unit of account under FASB ASC 606.

●	The Company tracks performance obligations at contract inception to monitor and account for them over the contract’s life.

●	At September 30, 2025 and December 31, 2024, the Company had no remaining performance obligations, as all services were rendered as of each period end.

Principal vs. Agent Considerations

In evaluating whether the Company acts as a principal or agent in maintenance service transactions.

The Company has determined that it is acting as a principal in providing maintenance services, based on the following factors:

●	The Company controls the service before it is transferred to the customer.

●	The Company has discretion in pricing, as it sets the contract price.

●	The Company is responsible for fulfilling the contractual obligation to provide maintenance services.

●	The Company bears the risk of fulfilling performance obligations and ensuring uptime guarantees.

Based on these factors, the Company recognizes revenue on a gross basis as the principal in maintenance service transactions.

Contract Liabilities (Deferred Revenue)

Contract liabilities represent amounts received from customers before the satisfaction of performance obligations and are subsequently recognized as revenue upon fulfillment.

●	The Company discloses contract balances related to deferred revenue when applicable.

●	Timing of invoicing may differ from timing of revenue recognition, resulting in contract liabilities (deferred revenue) on the balance sheet.

As of September 30, 2025 and December 31, 2024, the Company’s deferred revenues were $120,000 and $66,330, respectively.

The following represents the Company’s disaggregation of revenues by type for the three and nine months ended September 30, 2025 and 2024, respectively:

	Three Months Ended September 30,
	2025		2024

Sales	Revenue	% of Revenues	Revenue	% of Revenues

Service Income	$111,000	100%	$136,000	100%

	Nine Months Ended September 30,
	2025		2024

Sales	Revenue	% of Revenues	Revenue	% of Revenues

Service Income	$350,452	100%	$451,500	100%

Currently, the Company’s revenue is solely derived from service maintenance contracts, with no additional sources of revenue.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 606, Revenue from Contracts with Customers, as amended by ASU 2014-09. Under ASC 606, revenue is recognized when control of the promised services is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those services.

Nature of Services

The Company generates revenue from clinical, technical, and maintenance service contracts, which provide customers with ongoing product support. These contracts contain a single distinct performance obligation and are generally structured as automatically renewable agreements unless terminated within sixty (60) days after the first year.

The Company follows the five-step revenue recognition model:

1. Identify the Contract with a Customer

A contract exists when the following criteria are met:

●	The contract creates enforceable rights and obligations between the Company and the customer.

●	The contract has commercial substance, meaning it affects the Company’s cash flows.

●	The payment terms are identified, and the consideration is determinable.

●	It is probable that the Company will collect the consideration in exchange for the services transferred.

Contracts for maintenance services meet these criteria. The Company assesses collectability based on historical payment trends and credit risk.

2. Identify the Performance Obligations in the Contract

A performance obligation is a distinct service promised in the contract that is both capable of being distinct and distinct in the context of the contract.

The Company provides customers with ongoing maintenance services, which include:

●	Priority response

●	24/7 clinical and service support

●	Parts, services, preventative maintenance, and software upgrades
●	Uptime guarantees

●	Remote access diagnostic/maintenance capabilities

●	Daily quality assurance inspection

●	Continued physician and technician applications training

These elements are considered a single performance obligation, as they are not separately identifiable within the contract and are integrated into an overall maintenance service. These services are combined into a single obligation and not disaggregated.

3. Determine the Transaction Price

The transaction price is the amount of consideration the Company expects to receive in exchange for fulfilling its maintenance service obligations.

Considerations in determining the transaction price include:

●	Fixed consideration – The contract price is clearly stated.

●	No variable consideration – The Company does not offer refunds, rebates, or pricing incentives.

●	No financing component – Fees for maintenance contracts are typically billed in advance on a monthly basis, with payment due within 30 days. The Company applies the practical expedient to exclude any financing component for contracts with payment terms of one year or less.

4. Allocate the Transaction Price to Performance Obligations

For maintenance contracts, the entire transaction price is allocated to the single performance obligation. Because each contract consists of a singular integrated maintenance service, there is no need for further allocation.

5. Recognize Revenue When (or As) Performance Obligations Are Satisfied

Revenue is recognized over time as the Company satisfies its performance obligations.

●	Maintenance Contracts: The performance obligation is satisfied evenly over the contract period, as services are rendered on a continual basis.

●	The Company recognizes revenue monthly as services are provided, and there are no remaining performance obligations at the end of each month.

Revenue is not recognized based on invoicing dates but rather based on the satisfaction of performance obligations.

Remaining Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct service to the customer and represents the unit of account under FASB ASC 606.

●	The Company tracks performance obligations at contract inception to monitor and account for them over the contract’s life.

●	At December 31, 2024, and 2023, the Company had no remaining performance obligations, as all services were rendered as of each period end.

Principal vs. Agent Considerations

In evaluating whether the Company acts as a principal or agent in maintenance service transactions.

The Company has determined that it is acting as a principal in providing maintenance services, based on the following factors:

●	The Company controls the service before it is transferred to the customer.

●	The Company has discretion in pricing, as it sets the contract price.

●	The Company is responsible for fulfilling the contractual obligation to provide maintenance services.

●	The Company bears the risk of fulfilling performance obligations and ensuring uptime guarantees.

Based on these factors, the Company recognizes revenue on a gross basis as the principal in maintenance service transactions.

Contract Liabilities (Deferred Revenue)

Contract liabilities represent amounts received from customers before the satisfaction of performance obligations and are subsequently recognized as revenue upon fulfillment.

●	The Company discloses contract balances related to deferred revenue when applicable.

●	Timing of invoicing may differ from timing of revenue recognition, resulting in contract liabilities (deferred revenue) on the balance sheet.

As of December 31, 2024, and 2023, the Company’s deferred revenues were $66,330 and $24,664, respectively.

The following represents the Company’s disaggregation of revenues by type for the years ended December 31, 2024 and 2023, respectively:

	Years Ended December 31,
	2024		2023

Sales	Revenue	% of Revenues	Revenue	% of Revenues

Service Income	$587,500	100%	$734,666	100%

Currently, the Company’s revenue is solely derived from service maintenance contracts, with no additional sources of revenue.

Cost of Sales

Cost of Sales

The Company recognizes cost of sales in accordance with FASB ASC 705, Cost of Sales and Services.

Cost of sales consists of direct expenses incurred in the delivery of services related to the Company’s maintenance contracts. These costs are recognized as incurred and are directly attributable to fulfilling service obligations under customer agreements.

The primary components of cost of sales include:

●	Salaries and Wages – Compensation, payroll taxes, and employee benefits associated with the Company’s service technicians and clinical support staff.

●	Job-Related Materials and Supplies – Expenses for parts, tools, software upgrades, and consumable materials required to perform maintenance and repairs.

All costs included in cost of sales are directly related to the provision of contracted maintenance services and align with revenue recognition principles under FASB ASC 606.

The Company continually evaluates its cost structure to optimize service delivery while maintaining contractual uptime guarantees and quality assurance standards.

Cost of Sales

The Company recognizes cost of sales in accordance with FASB ASC 705, Cost of Sales and Services.

Cost of sales consists of direct expenses incurred in the delivery of services related to the Company’s maintenance contracts. These costs are recognized as incurred and are directly attributable to fulfilling service obligations under customer agreements.

The primary components of cost of sales include:

●	Salaries and Wages – Compensation, payroll taxes, and employee benefits associated with the Company’s service technicians and clinical support staff.

●	Job-Related Materials and Supplies – Expenses for parts, tools, software upgrades, and consumable materials required to perform maintenance and repairs.

All costs included in cost of sales are directly related to the provision of contracted maintenance services and align with revenue recognition principles under FASB ASC 606.

The Company continually evaluates its cost structure to optimize service delivery while maintaining contractual uptime guarantees and quality assurance standards.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method prescribed by FASB ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial reporting and tax bases of assets and liabilities. These amounts are measured using enacted tax rates expected to apply in the periods when temporary differences reverse.

The effect of a change in tax rates on deferred tax balances is recognized as income or expense in the period that includes the enactment date.

Uncertain Tax Positions

The Company evaluates uncertain tax positions which requires that a tax position be recognized in the financial statements only if it is more likely than not (greater than 50% likelihood) to be sustained upon examination by tax authorities.

As of September 30, 2025 and December 31, 2024, the Company had no uncertain tax positions that qualified for recognition or disclosure in the financial statements.

The Company also recognizes interest and penalties related to uncertain tax positions in other expense in the Statement of Operations. No interest and penalties were recorded for the three and nine months ended September 30, 2025 and 2024.

Income Taxes

The Company accounts for income taxes using the asset and liability method prescribed by FASB ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial reporting and tax bases of assets and liabilities. These amounts are measured using enacted tax rates expected to apply in the periods when temporary differences reverse.

The effect of a change in tax rates on deferred tax balances is recognized as income or expense in the period that includes the enactment date.

Uncertain Tax Positions

The Company evaluates uncertain tax positions which requires that a tax position be recognized in the financial statements only if it is more likely than not (greater than 50% likelihood) to be sustained upon examination by tax authorities.

As of December 31, 2024 and 2023, the Company had no uncertain tax positions that qualified for recognition or disclosure in the financial statements.

The Company also recognizes interest and penalties related to uncertain tax positions in other expense in the Statement of Operations. No interest and penalties were recorded for the years ended December 31, 2024 and 2023.

Valuation of Deferred Tax Assets

Valuation of Deferred Tax Assets

The Company’s deferred tax assets include certain future tax benefits, such as net operating losses (NOLs), tax credits, and deductible temporary differences. A valuation allowance is required if it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Company reviews the realizability of deferred tax assets on a quarterly basis, or more frequently if circumstances warrant, considering both positive and negative evidence.

Considered in Valuation Allowance Assessment

The Company evaluates multiple factors in determining whether a valuation allowance is necessary, including:

●	Historical earnings trends (cumulative pre-tax income or losses in the most recent three-year period)

●	Future financial projections, including expected taxable income based on long-term estimates of business performance and market conditions

●	Statutory carryforward periods for net operating losses and other deferred tax assets

●	Prudent and feasible tax planning strategies that could impact the realization of deferred tax assets

●	Nature and predictability of temporary differences and the timing of their reversal

●	Sensitivity of financial forecasts to external factors such as commodity prices, market demand, and operational risks

While cumulative three-year losses are a strong indicator that a valuation allowance may be needed, a valuation allowance determination is not solely based on past losses—all available positive and negative evidence must be considered.

Valuation Allowance Determination

At September 30, 2025 and December 31, 2024, the Company recorded a full valuation allowance against its deferred tax assets, resulting in a net carrying amount of $0. This determination was based on cumulative losses in recent years and the lack of sufficient positive evidence to support the realization of deferred tax assets in the near term.

The Company will continue to evaluate its valuation allowance each reporting period and will recognize deferred tax assets in the future if sufficient positive evidence emerges to support their realization.

Valuation of Deferred Tax Assets

The Company’s deferred tax assets include certain future tax benefits, such as net operating losses (NOLs), and deductible temporary differences. A valuation allowance is required if it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Company reviews the realizability of deferred tax assets on a quarterly basis, or more frequently if circumstances warrant, considering both positive and negative evidence.

Considered in Valuation Allowance Assessment

The Company evaluates multiple factors in determining whether a valuation allowance is necessary, including:

●	Historical earnings trends (cumulative pre-tax income or losses in the most recent three-year period)

●	Future financial projections, including expected taxable income based on long-term estimates of business performance and market conditions

●	Statutory carryforward periods for net operating losses and other deferred tax assets
●	Prudent and feasible tax planning strategies that could impact the realization of deferred tax assets

●	Nature and predictability of temporary differences and the timing of their reversal

●	Sensitivity of financial forecasts to external factors such as commodity prices, market demand, and operational risks

While cumulative three-year losses are a strong indicator that a valuation allowance may be needed, a valuation allowance determination is not solely based on past losses—all available positive and negative evidence must be considered.

Valuation Allowance Determination

At December 31, 2024 and 2023, the Company recorded a full valuation allowance against its deferred tax assets, resulting in a net carrying amount of $0. This determination was based on cumulative losses in recent years and the lack of sufficient positive evidence to support the realization of deferred tax assets in the near term.

The Company will continue to evaluate its valuation allowance each reporting period and will recognize deferred tax assets in the future if sufficient positive evidence emerges to support their realization.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred, in accordance with FASB ASC 720-35, “Advertising Costs.” These costs are recognized as operating expenses in the period in which they are incurred and are classified within general and administrative expenses in the Statements of Operations.

The Company does not capitalize direct-response advertising costs, as they do not meet the criteria for deferral under FASB ASC 720-35-25-1.

The Company recognized marketing and advertising costs as follows:

Three Months Ended September 30,		Nine Months Ended September 30,
2025	2024	2025	2024

$64,408	$30,378	$189,193	$76,260

Advertising Costs

Advertising costs are expensed as incurred, in accordance with FASB ASC 720-35, “Advertising Costs.” These costs are recognized as operating expenses in the period in which they are incurred and are classified within general and administrative expenses in the Statements of Operations.

The Company does not capitalize direct-response advertising costs, as they do not meet the criteria for deferral under FASB ASC 720-35-25-1.

The Company recognized $122,163 and $60,298 in marketing and advertising costs during the years ended December 31, 2024 and 2023, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation,” using the fair value-based method. Under this guidance, compensation cost is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, typically the vesting period.

ASC 718 establishes accounting standards for transactions in which an entity exchanges its equity instruments for goods or services. It also applies to transactions where an entity incurs liabilities based on the fair value of its equity instruments or liabilities that may be settled using equity instruments.

In compliance with ASU 2018-07, the Company applies the fair value method for equity instruments granted to both employees and non-employees, aligning non-employee share-based payment accounting with that of employees. The fair value of stock-based compensation is determined as of the grant date or the measurement date (i.e., when the performance obligation is completed) and is recognized over the vesting period in accordance with FASB ASC 718.

The Company determines the fair value of stock options using the Black-Scholes option pricing model, considering the following key assumptions:

●	Exercise price – The agreed-upon price at which the option can be exercised.

●	Expected dividends – The anticipated dividend yield over the expected life of the option.

●	Expected volatility – Based on historical stock price fluctuations.

●	Risk-free interest rate – Derived from U.S. Treasury securities with similar maturities.

●	Expected life of the option – Estimated based on historical exercise patterns and contractual terms.

Additionally, the Company follows the guidance under FASB ASU 2016-09, which introduced amendments to simplify certain accounting aspects of share-based compensation, including:

●	The treatment of tax benefits and tax deficiencies in income tax reporting.

●	The option to recognize forfeitures as they occur rather than estimating them upfront.

●	Cash flow classification for certain tax-related transactions.

The Company continues to evaluate and apply the latest Accounting Standards Updates (ASUs) and interpretive releases related to stock-based compensation to ensure compliance with evolving financial reporting requirements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, “Compensation – Stock Compensation,” using the fair value-based method. Under this guidance, compensation cost is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, typically the vesting period.

FASB ASC 718 establishes accounting standards for transactions in which an entity exchanges its equity instruments for goods or services. It also applies to transactions where an entity incurs liabilities based on the fair value of its equity instruments or liabilities that may be settled using equity instruments.

In compliance with ASU 2018-07, the Company applies the fair value method for equity instruments granted to both employees and non-employees, aligning non-employee share-based payment accounting with that of employees. The fair value of stock-based compensation is determined as of the grant date or the measurement date (i.e., when the performance obligation is completed) and is recognized over the vesting period in accordance with FASB ASC 718.

The Company determines the fair value of stock options using the Black-Scholes option pricing model, considering the following key assumptions:

●	Exercise price – The agreed-upon price at which the option can be exercised.

●	Expected dividends – The anticipated dividend yield over the expected life of the option.

●	Expected volatility – Based on historical stock price fluctuations.

●	Risk-free interest rate – Derived from U.S. Treasury securities with similar maturities.

●	Expected life of the option – Estimated based on historical exercise patterns and contractual terms.

Additionally, the Company follows the guidance under FASB ASU 2016-09, which introduced amendments to simplify certain accounting aspects of share-based compensation, including:

●	The treatment of tax benefits and tax deficiencies in income tax reporting.

●	The option to recognize forfeitures as they occur rather than estimating them upfront.

●	Cash flow classification for certain tax-related transactions.

The Company continues to evaluate and apply the latest Accounting Standards Updates (ASUs) and interpretive releases related to stock-based compensation to ensure compliance with evolving financial reporting requirements.

Stock Warrants

Stock Warrants

In connection with certain financing transactions (debt or equity), consulting arrangements, or strategic partnerships, the Company may issue warrants to purchase shares of its common stock. These standalone warrants are not puttable or mandatorily redeemable by the holder and are classified as equity instruments in accordance with FASB ASC 480, “Distinguishing Liabilities from Equity.”

The fair value of warrants issued for compensation purposes is measured using the Black-Scholes option pricing model.

Accounting Treatment of Warrants

●	Warrants issued in conjunction with common stock issuance are initially recorded at fair value as a reduction in Additional Paid-In Capital (APIC).

●	Warrants issued for services are recorded at fair value and expensed over the requisite service period or immediately upon issuance if no service period exists.

●	Warrants classified as liabilities due to settlement features or pricing adjustments are remeasured at fair value each reporting period, with changes recognized in earnings.

Stock Warrants

In connection with certain financing transactions (debt or equity), consulting arrangements, or strategic partnerships, the Company may issue warrants to purchase shares of its common stock. These standalone warrants are not puttable or mandatorily redeemable by the holder and are classified as equity instruments in accordance with FASB ASC 480, “Distinguishing Liabilities from Equity.”

The fair value of warrants issued for compensation purposes is measured using the Black-Scholes option pricing model.

Accounting Treatment of Warrants

●	Warrants issued in conjunction with common stock issuance are initially recorded at fair value as a reduction in Additional Paid-In Capital (APIC).

●	Warrants issued for services are recorded at fair value and expensed over the requisite service period or immediately upon issuance if no service period exists.

●	Warrants classified as liabilities due to settlement features or pricing adjustments are remeasured at fair value each reporting period, with changes recognized in earnings.

Basic and Diluted Earnings (Loss) per Share

Basic and Diluted Earnings (Loss) per Share

The Company computes earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings Per Share.” The calculation of basic EPS follows the two-class method and is determined by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding, including certain other shares committed to be issued.

Basic Earnings Per Share (EPS)

Basic EPS is calculated using the two-class method , and is computed as follows:

●	Net earnings available to common shareholders represent net earnings to common shareholders, adjusted for the allocation of earnings to participating securities.

●	Losses are not allocated to participating securities.

●	The denominator includes common shares outstanding and certain other shares committed to be issued, such as restricted stock and restricted stock units (“RSUs”), for which no future service is required.

Diluted Earnings Per Share (EPS)

Diluted EPS is calculated under both the two-class method and the treasury stock method, and the more dilutive result is reported.

●	Diluted EPS is computed by taking the sum of:

○	Net earnings available to common shareholders

○	Dividends on preferred shares

○	Dividends on dilutive mandatorily redeemable convertible preferred shares

○	Divided by the weighted average number of common shares outstanding and certain other shares committed to be issued, plus all dilutive common stock equivalents during the period, such as:

▪	Stock options

▪	Warrants

▪	Convertible preferred stock

▪	Convertible debt

▪	Convertible advance payable

●	Preferred shares and unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) qualify as participating securities under the two-class method.

The following potentially dilutive equity securities outstanding as of September 30, 2025 and 2024 were as follows:

	September 30, 2025	September 30, 2024

Series A, preferred stock (1:400)	1,088	1,088
Series B, preferred stock (1:4)	48,000	48,000
Warrants (exercise price $0.10/share)	2,100,000	1,600,000
Total common stock equivalents	2,149,088	1,649,088

For the periods in which the Company reported a net loss, all potential common shares were considered anti-dilutive and, therefore, excluded from the calculation of diluted net loss per share. As a result, the basic and diluted net loss per share amounts are the same for those periods.

Based on the potential common stock equivalents noted above at September 30, 2025, the Company has sufficient authorized shares of common stock (6,000,000,000) to settle any potential exercises of common stock equivalents.

Basic and Diluted Earnings (Loss) per Share

The Company computes earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings Per Share.” The calculation of basic EPS follows the two-class method and is determined by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding, including certain other shares committed to be issued.

Basic Earnings Per Share (EPS)

Basic EPS is calculated using the two-class method and is computed as follows:

●	Net earnings available to common shareholders represent net earnings to common shareholders, adjusted for the allocation of earnings to participating securities.

●	Losses are not allocated to participating securities.

●	The denominator includes common shares outstanding and certain other shares committed to be issued, such as restricted stock and restricted stock units (“RSUs”), for which no future service is required.

Diluted Earnings Per Share (EPS)

Diluted EPS is calculated under both the two-class method and the treasury stock method, and the more dilutive result is reported.

●	Diluted EPS is computed by taking the sum of:

○	Net earnings available to common shareholders

○	Dividends on preferred shares

○	Dividends on dilutive mandatorily redeemable convertible preferred shares Divided by the weighted average number of common shares outstanding and certain other shares committed to be issued, plus all dilutive common stock equivalents during the period, such as:

▪	Stock options

▪	Warrants

▪	Convertible preferred stock

▪	Convertible debt

▪	Convertible advance payable

●	Preferred shares and unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) qualify as participating securities under the two-class method.

The following potentially dilutive equity securities outstanding as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023

Series A, preferred stock (1:400)	1,088	1,088
Series B, preferred stock (1:4)	48,000	48,000
Warrants (exercise price $0.10/share)	1,600,000	1,350,000
Total common stock equivalents	1,649,088	1,399,088

For the periods in which the Company reported a net loss, all potential common shares were considered anti-dilutive and, therefore, excluded from the calculation of diluted net loss per share. As a result, the basic and diluted net loss per share amounts are the same for those periods.

Based on the potential common stock equivalents noted above at December 31, 2024, the Company has sufficient authorized shares of common stock (6,000,000,000) to settle any potential exercises of common stock equivalents.

Preferred Stock Classification

Preferred Stock Classification

The Company applies the guidance outlined in ASC 480, Distinguishing Liabilities from Equity, in determining the appropriate classification and measurement of preferred stock. Under FASB ASC 480-10-25-4, financial instruments that embody an obligation to repurchase equity shares or require mandatory redemption at a fixed or determinable date must be classified as a liability and measured at fair value.

Preferred shares that are conditionally redeemable—including those redeemable at the option of the holder or subject to redemption upon the occurrence of events outside the issuer’s control—are classified as temporary equity in accordance with FASB ASC 480-10-S99-3A. Conversely, preferred shares that are not mandatorily redeemable and whose redemption rights are within the issuer’s control are appropriately classified as a component of stockholders’ deficit.

The Company’s Series A and Series B Preferred Stock contain conditional redemption rights, but these rights are exercisable solely at the option of the Company. Because the redemption provisions are within the Company’s exclusive control, the preferred shares do not meet the criteria for liability classification under FASB ASC 480-10-25-7. Furthermore, the shares do not meet the temporary equity classification criteria under FASB ASC 480-10-S99-3A since redemption is not outside of the Company’s control.

Accordingly, unless otherwise noted, the Company presents all issuances of Series A and Series B Preferred Stock as a component of stockholders’ equity in the financial statements.

The Company continually evaluates its capital structure and preferred stock agreements to ensure proper classification and compliance with FASB ASC 480 and SEC guidance on redeemable securities.

Preferred Stock Classification

The Company applies the guidance outlined in FASB ASC 480, Distinguishing Liabilities from Equity, in determining the appropriate classification and measurement of preferred stock. Under FASB ASC 480-10-25-4, financial instruments that embody an obligation to repurchase equity shares or require mandatory redemption at a fixed or determinable date must be classified as a liability and measured at fair value.

Preferred shares that are conditionally redeemable—including those redeemable at the option of the holder or subject to redemption upon the occurrence of events outside the issuer’s control—are classified as temporary equity in accordance with ASC 480-10-S99-3A. Conversely, preferred shares that are not mandatorily redeemable and whose redemption rights are within the issuer’s control are appropriately classified as a component of stockholders’ deficit.

The Company’s Series A and Series B Preferred Stock contain conditional redemption rights, but these rights are exercisable solely at the option of the Company. Because the redemption provisions are within the Company’s exclusive control, the preferred shares do not meet the criteria for liability classification under FASB ASC 480-10-25-7. Furthermore, the shares do not meet the temporary equity classification criteria under FASB ASC 480-10-S99-3A since redemption is not outside of the Company’s control.

Accordingly, unless otherwise noted, the Company presents all issuances of Series A and Series B Preferred Stock as a component of stockholders’ deficit in the financial statements.

The Company continually evaluates its capital structure and preferred stock agreements to ensure proper classification and compliance with FASB ASC 480 and SEC guidance on redeemable securities.

Related Parties

Related Parties

The Company defines related parties in accordance with FASB ASC 850, “Related Party Disclosures,” and SEC Regulation S-X, Rule 4-08(k). Related parties include entities and individuals that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company.

Related parties include, but are not limited to:

●	Principal owners of the Company.

●	Members of management (including directors, executive officers, and key employees).

●	Immediate family members of principal owners and members of management.

●	Entities affiliated with principal owners or management through direct or indirect ownership.

●	Entities with which the Company has significant transactions, where one party has the ability to exercise control or significant influence over the management or operating policies of the other.

A party is considered related if it has the ability to control or significantly influence the management or operating policies of the Company in a manner that could prevent either party from fully pursuing its own separate economic interests.

The Company discloses all material related party transactions, including:

●	The nature of the relationship between the parties.

●	A description of the transaction(s), including terms and amounts involved.

●	Any amounts due to or from related parties as of the reporting date.

●	Any other elements necessary for a clear understanding of the transactions’ effects on the financial statements.

Disclosures are made in accordance with FASB ASC 850-10-50-1 through 50-6 and SEC Regulation S-X, Rule 4-08(k), which requires registrants to disclose material related party transactions and their effects on the financial position and results of operations.

Related Parties

The Company defines related parties in accordance with FASB ASC 850, “Related Party Disclosures,” and SEC Regulation S-X, Rule 4-08(k). Related parties include entities and individuals that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company.

Related parties include, but are not limited to:

●	Principal owners of the Company.

●	Members of management (including directors, executive officers, and key employees).

●	Immediate family members of principal owners and members of management.

●	Entities affiliated with principal owners or management through direct or indirect ownership.

●	Entities with which the Company has significant transactions, where one party has the ability to exercise control or significant influence over the management or operating policies of the other.

A party is considered related if it has the ability to control or significantly influence the management or operating policies of the Company in a manner that could prevent either party from fully pursuing its own separate economic interests.

The Company discloses all material related party transactions, including:

●	The nature of the relationship between the parties.

●	A description of the transaction(s), including terms and amounts involved.

●	Any amounts due to or from related parties as of the reporting date.

●	Any other elements necessary for a clear understanding of the transactions’ effects on the financial statements.

Disclosures are made in accordance with FASB ASC 850-10-50-1 through 50-6 and SEC Regulation S-X, Rule 4-08(k), which requires registrants to disclose material related party transactions and their effects on the financial position and results of operations.

Recent Accounting Standards

Recent Accounting Standards

Recently Issued Accounting Standards Not Yet Adopted

FASB ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.

●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis.

The Company is currently assessing the impact of FASB ASU 2023-09 on its income tax disclosures and reporting requirements.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses (“ASU 2024-03"), that requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. Further clarified by ASU 2025-01, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses, issued in December 2025. The ASU is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of FASB ASU 2024-03.

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04"), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Adoption can be on a prospective or retrospective basis. The Company is currently evaluating the disclosure impact that ASU 2024-04 may have on its financial statement presentation and disclosures.

In July 2025, the FASB issued Accounting Standards Update 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05"). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. We are currently evaluating the potential impact of adopting ASU 2025-05 on our financial statements and disclosures.

Other Accounting Standards Updates

The FASB has issued various technical corrections and industry-specific updates that are not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.

Recent Accounting Standards

Recently Issued Accounting Standards Not Yet Adopted

FASB ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.

●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

The Company is currently assessing the impact of ASU 2023-09 on its income tax disclosures and reporting requirements.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses (“ASU 2024-03”), that requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. Further clarified by ASU 2025-01, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses, issued in December 2025. The ASU is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of ASU 2024-03.

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Adoption can be on a prospective or retrospective basis. The Company is currently evaluating the disclosure impact that ASU 2024-04 may have on its financial statement presentation and disclosures.

Other Accounting Standards Updates

The FASB has issued various technical corrections and industry-specific updates that are not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.